Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Taxes Payable
VAT payable	¥ 34,480		¥ 12,831
Withholding individual income taxes for employees	7,862		8,114
Enterprise income taxes payable	30,666		26,690
Others	1,572		936
Total	¥ 74,580	$ 10,813	¥ 48,571